Divestment - Equity Method Investment in Consolidated Statement of Operations (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended		0 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Jul. 25, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]		Dec. 31, 2013 Asm Pacific Technology Ltd [Member]
Result investments and associates
ASMI share net earnings March 16 - December 31, 2013									€ 23,727
Realized gain on sale 11.88% ASMPT shares				243,000					242,838
Unrealized remeasurement gain on retained 40.08% ASMPT shares							1,156,000		1,155,625
Impairment loss						(335,000)			(335,406)
Amortization other intangible assets and fair value changes from PPA									(56,652)
Reported on line result investments and associates	€ 1,030,132	€ (766)	€ 0						€ 1,030,132
Percentage of stake sold				11.88%	12.00%
Non-consolidated ownership percentage						39.94%	40.08%	[1]	39.94%

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.